PROPERTY, PLANT AND EQUIPMENT (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 1,319,420	$ 1,140,317
Depreciation expenses	179,103	$ 187,259	$ 201,080
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	289,274
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	289,274
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Accumulated depreciation	$ 289,274